Securities - Summary of Securities Evaluated at Amortized Cost (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial assets [line items]
Financial assets at amortized cost	R$ 7,406,932	R$ 2,836,146
Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets at amortized cost	7,435,924	2,850,108
Gross carrying amount [member] | Brazilian onshore sovereign bonds [Member]
Disclosure of financial assets [line items]
Financial assets at amortized cost	2,221,521	0
Gross carrying amount [member] | Bonds [Domain]
Disclosure of financial assets [line items]
Financial assets at amortized cost	282,696	0
Gross carrying amount [member] | Rural Product Note [Member]
Disclosure of financial assets [line items]
Financial assets at amortized cost	476,312	212,102
Gross carrying amount [member] | Commercial notes [Member]
Disclosure of financial assets [line items]
Financial assets at amortized cost	4,455,395	2,638,006
Expected credit loss [Member]
Disclosure of financial assets [line items]
Financial assets at amortized cost	(28,992)	(13,962)
Expected credit loss [Member] | Brazilian onshore sovereign bonds [Member]
Disclosure of financial assets [line items]
Financial assets at amortized cost	0	0
Expected credit loss [Member] | Bonds [Domain]
Disclosure of financial assets [line items]
Financial assets at amortized cost	(3)	0
Expected credit loss [Member] | Rural Product Note [Member]
Disclosure of financial assets [line items]
Financial assets at amortized cost	(2,191)	(547)
Expected credit loss [Member] | Commercial notes [Member]
Disclosure of financial assets [line items]
Financial assets at amortized cost	(26,798)	(13,415)
Book value [Member]
Disclosure of financial assets [line items]
Financial assets at amortized cost	7,406,932	2,836,146
Book value [Member] | Brazilian onshore sovereign bonds [Member]
Disclosure of financial assets [line items]
Financial assets at amortized cost	2,221,521	0
Book value [Member] | Bonds [Domain]
Disclosure of financial assets [line items]
Financial assets at amortized cost	282,693	0
Book value [Member] | Rural Product Note [Member]
Disclosure of financial assets [line items]
Financial assets at amortized cost	474,121	211,555
Book value [Member] | Commercial notes [Member]
Disclosure of financial assets [line items]
Financial assets at amortized cost	R$ 4,428,597	R$ 2,624,591